INCOME TAXES - Geographic Components of Income/(Loss) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Canada	CAD (408)	CAD 304	CAD (623)
Foreign	3,645	618	(482)
Income/(Loss) before Income Taxes	CAD 3,237	CAD 922	CAD (1,105)